Business acquisitions and dispositions - Acquisition of Cieslok Media Ltd. Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Jan. 03, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,428		$ 8,958
Cieslok Media
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 161
Total cost to be allocated		161
Trade and other receivables		11
Other non-cash working capital		(4)
Property, plant and equipment		13
Finite-life intangible assets		6
Indefinite-life intangible assets		76
Deferred tax liabilities		(20)
Other non-current liabilities		(1)
Total costs to be allocated, excluding cash and cash equivalents and goodwill		81
Cash and cash equivalents		1
Fair value of net assets acquired		82
Goodwill		$ 79